UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bentley Capital Management, LLC
Address:  520 Madison Avenue
          New York, New York  10022

13F File Number: 028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald Levine
Title:  CEO
Phone:  (212) 583-8880

Signature, Place and Date of Signing:


/s/ Gerald Levine               New York, New York          February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total: $42,753
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                BENTLEY CAPITAL MANAGEMENT
                                                FORM 13F INFORMATION TABLE
                                                    December 31, 2002
                                                                   SH/P             INV
        NAME OF ISSUER    TITLE OF CLASS      CUSIP    VALUE(K)    SH/P   S/P  P/C  DSC   MANAGERS   SOLE   SHARED  NONE
AMERICAN WOODMARK CORP    COMMON            030506109       542    11400  SH        SOLE             11400       0     0
AMERICAS CAR MART INC     COMMON            03062T105       157    12300  SH        SOLE             12300       0     0
ANALOG DEVICES INC        COMMON            032654105      2148    90000  SH        SOLE             90000       0     0
APPLIED FILMS CORP        COMMON            038197109       900    45000  SH        SOLE             45000       0     0
AUTONATION INC            COMMON            05329W102       490    39000  SH        SOLE             39000       0     0
BENNETT ENVIRONMENTAL IN  COMMON            081906109      1642   237650  SH        SOLE            237650       0     0
BEST BUY INC              COMMON            086516101      1691    70000  SH        SOLE             70000       0     0
BOSTON SCIENTIFIC CORP    COMMON            101137107       893    21000  SH        SOLE             21000       0     0
CAREMARK RX INC           COMMON            141705103       821    50500  SH        SOLE             50500       0     0
CARMAX INC                COMMON            143130102      1114    62300  SH        SOLE             62300       0     0
CENTENE CORP DEL          COMMON            15135B101       840    25000  SH        SOLE             25000       0     0
COMPUWARE CORP            COMMON            205638109       600   125000  SH        SOLE            125000       0     0
CONCORD CAMERA CORP       COMMON            206156101        71    13000  SH        SOLE             13000       0     0
DANKA BUSINESS SYS PLC    DEPOSITORY RECEI  236277109       255    60000  SH        SOLE             60000       0     0
DEL LABS INC              COMMON            245091103       409    20265  SH        SOLE             20265       0     0
DELL COMPUTER CORP        COMMON            247025109      1457    54500  SH        SOLE             54500       0     0
DIODES INC                COMMON            254543101       196    20440  SH        SOLE             20440       0     0
FRONTIER AIRLINES INC NE  COMMON            359065109       385    57000  SH        SOLE             57000       0     0
GOLDEN STAR RES LTD CDA   COMMON            38119T104        19    10000  SH        SOLE             10000       0     0
GRIC COMMUNICATIONS INC   COMMON            398081109       248   100000  SH        SOLE            100000       0     0
GTECH HLDGS CORP          COMMON            400518106       557    20000  SH        SOLE             20000       0     0
HARRAHS ENTMT INC         COMMON            413619107       459    11600  SH        SOLE             11600       0     0
HILLENBRAND INDS INC      COMMON            431573104       435     9000  SH        SOLE              9000       0     0
INTERDIGITAL COMMUNICATI  COMMON            45866A105      6090   418300  SH        SOLE            418300       0     0
J P MORGAN CHASE & CO     COMMON            46625H100       480    20000  SH        SOLE             20000       0     0
LIGAND PHARMACEUTICALS I  CL B              53220K207       462    86000  SH        SOLE             86000       0     0
MKS INSTRUMENT INC        COMMON            55306N104       657    40000  SH        SOLE             40000       0     0
M-WAVE INC                COMMON            554034108        57    46300  SH        SOLE             46300       0     0
NAM TAI ELECTRS INC       COM PAR $0.02     629865205       734    30000  SH        SOLE             30000       0     0
NEUROBIOLOGICAL TECHNOLO  COMMON            64124W106        86    15000  SH        SOLE             15000       0     0
NOKIA CORP                DEPOSITORY RECEI  654902204       961    62000  SH        SOLE             62000       0     0
NUTRACEUTICAL INTL CORP   COMMON            67060Y101       343    30000  SH        SOLE             30000       0     0
OM GROUP INC              COMMON            670872100       206    30000  SH        SOLE             30000       0     0
OLD DOMINION FGHT LINES   COMMON            679580100      3150   110900  SH        SOLE            110900       0     0
OPEN JT STK CO-VIMPEL CO  DEPOSITORY RECEI  68370R109       960    30000  SH        SOLE             30000       0     0
P A M TRANSN SVCS INC     COMMON            693149106       630    25000  SH        SOLE             25000       0     0
RICHARDSON ELECTRS LTD    COMMON            763165107       346    40000  SH        SOLE             40000       0     0
RIMAGE CORP               COMMON            766721104       609    75000  SH        SOLE             75000       0     0
RUDOLPH TECHNOLOGIES INC  COMMON            781270103      1437    75000  SH        SOLE             75000       0     0
SEACOR SMIT INC           COMMON            811904101       234     5250  SH        SOLE              5250       0     0
SILICON IMAGE INC         COMMON            82705T102       300    50000  SH        SOLE             50000       0     0
SILICONIX INC             COM NEW           827079203      1427    61000  SH        SOLE             61000       0     0
STRATASYS INC             COMMON            862685104       478    50000  SH        SOLE             50000       0     0
TERADYNE INC              COMMON            880770102       651    50000  SH        SOLE             50000       0     0
UNISYS CORP               COMMON            909214108       158    16000  SH        SOLE             16000       0     0
VISHAY INTERTECHNOLOGY I  COMMON            928298108      1062    95000  SH        SOLE             95000       0     0
WASHINGTON MUT INC        COMMON            939322103       691    20000  SH        SOLE             20000       0     0
WEBMD CORP                COMMON            94769M105       103    12000  SH        SOLE             12000       0     0
CENTRAL EUROPEAN MEDIA E  CL A NEW          G20045202       741    32200  SH        SOLE             32200       0     0
IPC HLDGS LTD             ORD               G4933P101      1199    38000  SH        SOLE             38000       0     0
M SYS FLASH DISK PIONEER  ORD               M7061C100       731   100000  SH        SOLE            100000       0     0
ORBOTECH LTD              ORD               M75253100       344    25000  SH        SOLE             25000       0     0
ASM INTL N V              COMMON            N07045102      1097    85000  SH        SOLE             85000       0     0

00679.0001 #384645